Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000259935
Shareholder Report [Line Items]
Fund Name	Natural Resources ETF
Trading Symbol	TURF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natural Resources ETF (the "fund") for the period of June 11, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natural Resources ETF	$27	0.44%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past period?

  Natural resources equities advanced. While oil fell as output increased in an uncertain demand environment, base metals rose and precious metals surged, with gold and silver reaching record highs on safe-haven demand.

  Relative to the Morningstar Global Upstream Natural Resources Index Net, stock selection and an overweight in coal and consumable fuels contributed most to relative performance. Uranium producers moved higher as nuclear energy demand grew to meet electricity needs for AI data centers. A lack of exposure to water utilities also added value.

  Stock choices in precious metals and minerals detracted most from relative performance due to an underweight in a major gold miner that outperformed the broader industry and select high-quality holdings that lagged speculative peers. An overweight in U.S. mixed exploration and production, which is heavily levered to natural gas, detracted. While natural gas prices rose, production outpaced demand, leading to higher storage levels.

  The fund seeks to provide long-term capital growth by constructing a portfolio of upstream natural resources companies, which engage in upstream extraction of energy, minerals, and agriculture products. We utilize fundamental research to identify global companies that we believe are well managed and own or develop these resources. By focusing on “upstream” companies, we believe we can best capitalize on our structural assessment of commodity cycles, with additional focus on industry valuations and company fundamentals.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/11/25	10,040	10,240	10,032
9/2025	11,020	11,021	11,036
12/2025	11,760	11,384	11,678

Average Annual Return [Table Text Block]
Fund	Since Inception 6/11/25
Natural Resources ETF (Based on Net Asset Value)	17.60%
MSCI All Country World Index Net (Regulatory Benchmark)	13.84%
Morningstar Global Upstream Natural Resources Index Net (Strategy Benchmark)	16.78%

Performance Inception Date	Jun. 11, 2025
AssetsNet	$ 15,936,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 30,000
InvestmentCompanyPortfolioTurnover	11.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,936 Number of Portfolio Holdings77 Investment Advisory Fees Paid (000s)$30 Portfolio Turnover Rate11.1%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	20.0%
Integrated Oil & Gas	18.6
Precious Metals & Minerals	14.5
Agricultural Products	12.0
Fertilizers & Agricultural Chemicals	7.0
Packaged Foods & Meats	5.9
U.S. Oil & Gas Exploration & Production	5.8
Coal & Consumable Fuels	4.6
U.S. Oil Exploration & Production	3.5
Other	8.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Corteva	5.3%
Shell	4.8
Exxon Mobil	4.3
Nutrien	4.2
Chevron	3.7
BHP Group	3.3
Agnico Eagle Mines	3.2
Vale	2.6
Freeport-McMoRan	2.4
Archer-Daniels-Midland	2.4

Material Fund Change [Text Block]